Segmented Information (Narrative) (Details) - Reporting_Segment	3 Months Ended	9 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Product Information [Line Items]
Number of reportable segments		1
Digital currency mining revenue [Member] | Total consolidated revenue [Member]
Product Information [Line Items]
Concentrations risk percentage	10.00%		10.00%